Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 848	¥ 776	¥ 477